Related Party Transactions - Narrative (Details)		12 Months Ended
	Dec. 29, 2016	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) DWT shares	Dec. 31, 2015 shares	Sep. 29, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 USD ($) shares	Jun. 16, 2015 USD ($) shares
Related Party Transaction [Line Items]
Common Stock, Shares, Issued | shares		74,902,364	75,298,676					12,745,833
Common Stock, Value, Issued		$ 762,000	$ 753,000
Kamsarmax pool
Related Party Transaction [Line Items]
Concentration Risk, Customer		0.42	0.40	0.41
Ultramax pool
Related Party Transaction [Line Items]
Concentration Risk, Customer		.58	.6	0.43
Capesize pool
Related Party Transaction [Line Items]
Concentration Risk, Customer				0.08
Scorpio Services Holding Limited
Related Party Transaction [Line Items]
Vessel acquisition fee payable to SSH, per vessel acquired		$ 250,000
Trading days used to measure commons shares issuable		30 days
Stock Issued During Period, Shares, Issued for Services | shares		12,946	51,679	111,725
Maximum drybulk carrier that may be owned by SSH under Administrative Services Agreement | DWT			30,000
Number of months notice to be given terminate administrative agreement		12 months
Months of notice given by the company to terminate the administrative agreement			24 months
Common Stock, Shares, Issued | shares						5,250,000	5,000,000	833,333
Common Stock, Value, Issued						$ 16,000,000	$ 15,000,000	$ 15,000,000
Scorpio commercial management (SCM)
Related Party Transaction [Line Items]
Trading days used to measure commons shares issuable		20 days
Commercial management fee payable to SCM (per vessel per day)		$ 300	$ 300
Commission payable to SCM of gross revenues per charter		1.75%
Number of months to exit the pool for vessels that do have provisions		12 months
Commercial management commissions on gross revenue vessels outside of pool		1.75%
Termination fee per vessel					$ 500,000
Percent of estimated revenue generated by related party			1.00%
Construction Supervisory Services payable per vessel			$ 219,000
Scorpio commercial management (SCM) | Contract amendments
Related Party Transaction [Line Items]
Commission payable to SCM of gross revenues per charter	1.75%
Reduced commission payable to SCM of gross revenues per charter	1.00%
First day of closing price per share | $ / shares					$ 5.00
Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service		$ 200,000
Number of months notice that must be given by either party for termination of Management Agreements	3 months
Termination fee equal to a term for management fees	3 months
Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel			$ 500,000
Threshold period for annual frees			2 years
Scorpio Commercial & Scorpio Ship Management
Related Party Transaction [Line Items]
Termination notice master agreement		24 months
Minimum | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 200,000
Minimum | Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service			$ 200,000
Maximum | Scorpio Ship Management SSM
Related Party Transaction [Line Items]
Construction Supervisory Services payable per vessel		$ 500,000
Maximum | Scorpio Ship Management SSM | Contract Termination
Related Party Transaction [Line Items]
Annual fee per vessel to provide technical management service			$ 400,000